INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Intangible assets other than goodwill [abstract]
Schedule of detailed information about intangible assets
The following table presents a continuity of the company’s intangible assets:

	Cost		Accumulated Amortization and Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$46,592	$44,409	$(7,598)	$(5,998)	$38,994	$38,411
Additions	614	899	—	—	614	899
Disposals[1]	(714)	(3,989)	306	1,243	(408)	(2,746)
Acquisitions through business combinations	1,632	4,096	—	—	1,632	4,096
Amortization and impairment	—	—	(2,520)	(2,653)	(2,520)	(2,653)
Foreign currency translation and other	(2,873)	1,177	633	(190)	(2,240)	987
Balance, end of year	$45,251	$46,592	$(9,179)	$(7,598)	$36,072	$38,994
1.Includes assets sold and amounts reclassified to held for sale.
Intangible assets are allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Private Equity	(a)	$18,907	$21,217
Infrastructure	(b)	15,682	15,845
Real Estate (LP Investments) and Other[1]	(c)	1,483	1,932
		$36,072	$38,994
1.Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.
a